CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest Income	$ 716,897,076	$ 565,231,078	$ 492,137,575
Interest Expense	(564,380,742)	(352,365,883)	(266,577,105)
Net Income from Interest	152,516,334	212,865,195	225,560,470
Fee Income	144,661,077	137,143,567	134,963,043
Fee related Expenses	(26,960,056)	(24,573,405)	(27,718,381)
Net Fee Income	117,701,021	112,570,162	107,244,662
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	338,111,511	186,241,440	203,791,823
Income from Derecognition of Assets Measured at Amortized Cost	597,435	32,201	(9,199)
Exchange rate differences on gold and foreign currency	20,137,815	8,755,406	20,721,187
Other Operating Income	90,836,650	69,806,539	65,633,895
Income from Insurance Business	13,690,731	14,317,194	15,851,808
Expected credit loss allowance	(52,451,787)	(42,757,814)	(100,499,774)
Net Operating Income	681,139,710	561,830,323	538,294,872
Personnel Expenses	(96,891,457)	(90,470,273)	(93,573,438)
Administrative Expenses	(91,411,543)	(88,053,402)	(91,348,107)
Depreciation and Impairment of Assets	(27,877,145)	(28,240,107)	(24,357,791)
Other Operating Expenses	(125,499,402)	(107,421,205)	(92,487,032)
Loss on net monetary position	(273,376,583)	(154,864,332)	(100,034,963)
Operating Income	66,083,580	92,781,004	136,493,541
Share of profit from Associates and Joint Ventures	(441,246)	(251,579)	(367,686)
Income before Taxes from Continuing Operations	65,642,334	92,529,425	136,125,855
Income Tax from Continuing Operations	(17,002,925)	(31,959,638)	(61,113,967)
Net Income from Continuing Operations	48,639,409	60,569,787	75,011,888
Net Income for the Year	48,639,409	60,569,787	75,011,888
Net Income for the Year Attributable to parent company´s owners	48,639,400	60,569,787	74,008,952
Net Income for the Year Attributable to Non-controlling Interests	9	0	1,002,936
Earnings per Share
Net Income Attributable to parent company´s owners	48,639,400	60,569,787	74,008,952
Net Income Attributable to parent company´s owners Adjusted by dilution effects	$ 48,639,400	$ 60,569,787	$ 74,008,952
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,442,740
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,442,740
Basic Earnings per Share (in ars per share)	$ 32.98	$ 41.07	$ 51.30
Diluted Earnings per Share (in ars per shares)	$ 32.98	$ 41.07	$ 51.30